May-14-07 11:46am From-NEW YORK STOCK EXCHANGE +212 656 5893 T-566 P.002/002 F-695

Director
Securities Operations

[redacted]

NYSE Group

07054646

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

RECD S.E.C.
MAY 1 4 2007
1086

May 14, 2007 CERTNYS

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND, Common Shares of Beneficial Interest, $.01 par value per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on May 14, 2007. Tentative listing date – Not yet determined.

Sincerely

PROCESSED
JUN 0 7 2007
THOMSON
FINANCIAL

END